Inventories - Summary of Classes of Inventories (Detail) - CLP ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
INVENTORIES.
Supplies for Production	$ 6,130,065	$ 5,207,472
Gas	2,764,539	2,280,335
Oil	3,365,526	2,927,137
Supplies for projects and spare parts	22,131,301	13,468,592
Electrical materials	2,986,344	4,633,965
Total	$ 31,247,710	$ 23,310,029